Balance Sheets (USD $)	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash held in bank	$ 127,536	$ 18,495
Interest on cash held in trust account	15,733
Total current assets	143,269	18,495
Long-term assets:
Deferred offering costs		317,092
Cash held in trust account	43,370,000
TOTAL ASSETS	43,513,269	335,587
Current liabilities:
Accrued expenses (related party)	32,500
Accrued offering expenses		190,901
Advance from related party	379,906
Advance from a shareholder		22,876
Notes payable to shareholders		100,000
Total current liabilities	412,406	313,777
Long-term liabilities:
Warrant liability	3,948,533
TOTAL LIABILITIES	4,360,939	313,777
Commitments
Ordinary shares subject to possible conversion: 3,184,175 ordinary shares at conversion value	32,892,328
SHAREHOLDERS' EQUITY
Preferred shares (no par value), unlimited shares authorized; 0 shares issued or outstanding
Ordinary shares (no par value), unlimited shares authorized; 2,415,825 shares issued and outstanding (excluding 3,184,175 shares subject to possible conversion or tender) and 1,533,333 shares issued and outstanding as of September 30, 2013 and September 30, 2012, respectively
Additional paid-in capital	10,660,739	25,000
Deficit accumulated during the development stage	(4,400,737)	(3,190)
TOTAL SHAREHOLDERS' EQUITY	6,260,002	21,810
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 43,513,269	$ 335,587